NUVEEN SYMPHONY CREDIT OPPORTUNITIES FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE SUMMARY PROSPECTUS DATED JANUARY 31, 2012

Effective March 30, 2012, the line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fees and Expenses of the Fund” will be deleted in its entirety.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-SCREDS-0312P